UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2006

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 21, 2006
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$239,669	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$4,042
112,865
Sole
None
112,865
ALLSTATE CORP COM
020002101
$254
4,642
Sole
None
4,642
ALLTEL CORP COM
020039103
$3,726
58,379
Sole
None
58,379
ALTRIA GROUP INC COM
02209s103
$577
7,855
Sole
None
7,855
AMERICAN EXPRESS CO COM
025816109
$1,724
32,385
Sole
None
32,385
AMERICAN INTL GROUP INC COM
026874107
$3,172
53,725
Sole
None
53,725
AQUANTIVE INC COM
03839g105
$1,475
58,240
Sole
None
58,240
BAKER HUGHES INC COM
057224107
$2,292
28,000
Sole
None
28,000
BANK OF AMERICA CORP COM
060505104
$732
15,219
Sole
None
15,219
BEAR STEARNS COS INC COM
073902108
$317
2,265
Sole
None
2,265
BEAZER HOMES USA INC COM
07556Q105
$3,261
71,103
Sole
None
71,103
BIG LOTS INC COM
089302103
$4,221
247,142
Sole
None
247,142
BJS WHOLESALE CLUB INC COM
05548J106
$2,991
105,495
Sole
None
105,495
BP PLC SPONSORED ADR
055622104
$1,096
15,752
Sole
None
15,752
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$4,094
108,620
Sole
None
108,620
BRINKER INTL INC COM
109641100
$4,007
110,385
Sole
None
110,385
BRISTOL-MYERS SQUIBB CO COM
110122108
$1,662
64,264
Sole
None
64,264
CAMDEN PPTY TR SH BEN INT
133131102
$3,690
50,171
Sole
None
50,171
CATERPILLAR INC DEL COM
149123101
$350
4,700
Sole
None
4,700
CENDANT CORPORATION COM
151313103
$3,879
238,113
Sole
None
238,113
CENTEX CORP COM
152312104
$1,206
23,975
Sole
None
23,975
CHEVRON CORP NEW COM
166764100
$1,795
28,927
Sole
None
28,927
CISCO SYS INC COM
17275R102
$2,587
132,460
Sole
None
132,460
CITIGROUP INC COM
172967101
$2,231
46,236
Sole
None
46,236
COMCAST CORP COM CL A
20030N101
$3,891
118,856
Sole
None
118,856
CONOCOPHILLIPS COM
20825c104
$208
3,179
Sole
None
3,179
DATATRAK INTL INC COM
238134100
$72
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
$1,865
53,050
Sole
None
53,050
DWS INTL FD INC EMRG MKT
23337r502
$1,355
59,608
Sole
None
59,608
DWS INTL FD INC EUROP EQT CL A
23337r601
$836
24,588
Sole
None
24,588
E M C CORP MASS COM
268648102
$120
10,964
Sole
None
10,964
E MED FUTURE INC COM
26875d108
$4
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$2,152
90,490
Sole
None
90,490
EMDEON CORP COM
290849108
$554
44,635
Sole
None
44,635
EOG RES INC COM
26875P101
$4,591
66,210
Sole
None
66,210
ESTEE LAUDER COS INC COM
518439104
$3,383
87,490
Sole
None
87,490
EXXON CORP COM
30231G102
$1,507
24,560
Sole
None
24,560
FIDELITY SECS FD GRWTH & INCM PRT
316389204
$213
6,155
Sole
None
6,155
FIRSTMERIT CORP COM
337915102
$2,114
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$5,149
103,170
Sole
None
103,170
FRANKLIN RES INC COM
354613101
$3,329
38,343
Sole
None
38,343
FREESCALE SEMICONDUCTR CL B
35687m206
$3,335
113,429
Sole
None
113,429
GATX CORP COM
361448103
$4,259
100,210
Sole
None
100,210
GENCORP INC COM
368682100
$3,394
211,714
Sole
None
211,714
GENERAL ELEC CO COM
369604103
$3,725
113,011
Sole
None
113,011
HALLIBURTON CO COM
406216101
$5,316
71,635
Sole
None
71,635
HEWLETT PACKARD CO COM
428236103
$4,322
136,423
Sole
None
136,423
HOST HOTELS & RESORTS COM
44107p104
$877
40,080
Sole
None
40,080
INTEL CORP COM
458140100
$3,299
173,614
Sole
None
173,614
INTERNATIONAL BUS MACH COM
459200101
$327
4,259
Sole
None
4,259
ITT INDS INC IND COM
450911102
$2,074
41,900
Sole
None
41,900
J P MORGAN CHASE & CO COM
46625H100
$1,361
32,415
Sole
None
32,415
JO-ANN STORES INC COM
47758P307
$2,242
153,050
Sole
None
153,050
KENNAMETAL INC COM
489170100
$3,856
61,945
Sole
None
61,945
KIMBERLY CLARK CORP COM
494368103
$347
5,617
Sole
None
5,617
LEHMAN BROS HLDGS INC COM
524908100
$4,416
67,785
Sole
None
67,785
LOEWS CORP COM
540424108
$2,323
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
$2,904
72,875
Sole
None
72,875
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$474
13,950
Sole
None
13,950
MERCK & CO INC COM
589331107
$3,617
99,279
Sole
None
99,279
MICROSOFT CORP COM
594918104
$270
11,598
Sole
None
11,598
MILLS CORP COM
601148109
$2,039
76,220
Sole
None
76,220
MORGAN STANLEY COM NEW
617446448
$663
10,486
Sole
None
10,486
MOTOROLA
620076109
$3,876
192,340
Sole
None
192,340
NATIONAL SEMICONDUCTOR COM
637640103
$3,535
148,225
Sole
None
148,225
NEWFIELD EXPL CO COM
651290108
$3,846
78,576
Sole
None
78,576
NORDSON CORP COM
655663102
$5,059
102,860
Sole
None
102,860
NORDSTROM INC COM
655664100
$5,874
160,930
Sole
None
160,930
NORTHROP GRUMMAN CORP COM
666807102
$2,573
40,168
Sole
None
40,168
OHIO SVGS FINL CORP COM
677502106
$948
87
Sole
None
87
OMNOVA SOLUTIONS INC COM
682129101
$1,072
188,750
Sole
None
188,750
ORACLE CORP COM
68389X105
$3,518
242,755
Sole
None
242,755
PFIZER INC COM
717081103
$775
33,031
Sole
None
33,031
PROCTER & GAMBLE CO COM
742718109
$680
12,233
Sole
None
12,233
PROGRESSIVE CORP OHIO COM
743315103
$6,743
262,260
Sole
None
262,260
SCHLUMBERGER LTD COM
806857108
$4,533
69,620
Sole
None
69,620
SCHWAB CHARLES CORP NEW COM
808513105
$3,784
236,775
Sole
None
236,775
SCUDDER ADVISOR FDS INTL EQUTY INV
23336y409
$208
7,271
Sole
None
7,271
SIMON PPTY GROUP NEW COM
828806109
$1,855
22,368
Sole
None
22,368
ST PAUL TRAVELERS INC COM
792860108
$4,116
92,334
Sole
None
92,334
STARWOOD HOTELS&RESORT PAIRED CTF
85590a401
$4,051
67,129
Sole
None
67,129
STERIS CORP COM
859152100
$3,200
139,977
Sole
None
139,977
TEMPUR PEDIC INTL INC COM
88023u101
$3,594
266,025
Sole
None
266,025
TENET HEALTHCARE CORP COM
88033G100
$1,872
268,225
Sole
None
268,225
TERADYNE INC COM
880770102
$2,701
193,875
Sole
None
193,875
TETRA TECH INC NEW COM
88162G103
$4,275
240,991
Sole
None
240,991
TIME WARNER INC COM
887317105
$3,958
228,763
Sole
None
228,763
TRANSOCEAN INC COM
G90078109
$5,836
72,659
Sole
None
72,659
UBS AG ORD
H89231338
$407
3,709
Sole
None
3,709
WACHOVIA CORP 2ND NEW COM
929903102
$1,742
32,207
Sole
None
32,207
WALT DISNEY CO COM
254687106
$4,653
155,107
Sole
None
155,107
WEBSENSE INC COM
947684106
$2,040
99,300
Sole
None
99,300
WILD OATS MARKETS INC COM
96808B107
$6,183
315,434
Sole
None
315,434







TOTAL PORTFOLIO

$239,669